Revenue Disaggregation	12 Months Ended
Dec. 31, 2024
Revenue Disaggregation
Revenue Disaggregation

17. Revenue Disaggregation

Revenue by timing of recognition is analyzed as follows:

	For the Year Ended December 31,
	2022	2023	2024
Revenue recognized at a point in time	45,150,485	123,623,481	144,108,738
Including: Vehicle sales	44,106,434	120,294,667	138,538,092
Other sales and services	1,044,051	3,328,814	5,570,646
Revenue recognized over time	136,331	227,851	351,208
Total	45,286,816	123,851,332	144,459,946

Revenues arising from vehicle sales are recognized at a point in time when the control of the products are transferred to the customers. Revenues from other sales and services which are recognized at a point in time primarily include (i) non-warranty after-sales services, (ii) sales of charging stalls, goods from online store and accessories, (iii) certain services under the Li Plus Membership, and (iv) commission service fee. In such instances, revenues are recognized at a point in time when the control of the products and services are transferred to the customers.

Certain revenue arising from other sales and services is recognized over time, primarily including vehicle internet connection services, OTA upgrades and certain services under the Li Plus Membership.